UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2006

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:		100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Dennis R. Marin
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Dennis R. Marin, Erie, PA, January 31, 2007


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	86

Form 13F Information Table Value Total:	$104,298


List of Other Included Managers:    NONE





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3 Com Corp                     COM              885535104      150    36500 SH       SOLE                    32000              4500
3M Company                     COM              88579Y101     1439    18466 SH       SOLE                    12966              5500
Adobe Systems Inc              COM              00724F101      469    11400 SH       SOLE                     8700              2700
Altria Group Inc               COM              02209S103     3873    45134 SH       SOLE                    29534             15600
American Express Co.           COM              025816109      491     8100 SH       SOLE                     6800              1300
Amgen Inc                      COM              031162100     1187    17377 SH       SOLE                    11805              5572
Anheuser Busch Co.             COM              035229103      394     8000 SH       SOLE                     3200              4800
BP-Amoco                       COM              055622104      408     6078 SH       SOLE                     3078              3000
Bank Of America Corp           COM              060505104      809    15150 SH       SOLE                    12234              2916
Boeing Co                      COM              097023105      302     3400 SH       SOLE                     2500               900
Church & Dwight Co Inc         COM              171340102      331     7750 SH       SOLE                     6400              1350
Citigroup Inc                  COM              172967101     2826    50736 SH       SOLE                    35629             15107
Constellation Brands Inc Cl A  COM              21036P108      769    26500 SH       SOLE                    18200              8300
Corning Inc                    COM              219350105      245    13100 SH       SOLE                     9100              4000
Countrywide Financial Corp     COM              222372104      344     8096 SH       SOLE                     5596              2500
E W Scripps Co New-Cl A        COM              811054204      386     7732 SH       SOLE                     6632              1100
Eaton Corp                     COM              278058102      263     3500 SH       SOLE                     2400              1100
Erie Indemnity Co              COM              29530P102     1832    31601 SH       SOLE                    13450             18151
Expeditors International Of Wa COM              302130109      267     6600 SH       SOLE                     6400               200
Exxon Mobil Corp               COM              30231G102     1154    15059 SH       SOLE                     7359              7700
F N B Corp-Pa                  COM              302520101      311    17000 SH       SOLE                    17000
Federated Department Stores In COM              31410H101      210     5500 SH       SOLE                     4700               800
Fedex Corp                     COM              31428X106      549     5050 SH       SOLE                     3700              1350
First Data Corp                COM              319963104      365    14300 SH       SOLE                     9200              5100
General Dynamics Corp          COM              369550108      253     3400 SH       SOLE                     3200               200
General Electric Co            COM              369604103     1429    38392 SH       SOLE                    30442              7950
Genesee & Wyoming Inc          COM              371559105      270    10300 SH       SOLE                     7750              2550
H J Heinz Co                   COM              423074103      257     5700 SH       SOLE                     3700              2000
Hasbro Inc.                    COM              418056107      239     8775 SH       SOLE                     7200              1575
Home Depot Inc                 COM              437076102     1012    25206 SH       SOLE                    18606              6600
IAC/Interactivecorp            COM              44919P300      411    11050 SH       SOLE                     7250              3800
Intel Corp                     COM              458140100      305    15082 SH       SOLE                    10082              5000
JC Data Solutions Inc.         COM              47214a100        0    15000 SH       SOLE                    15000
L-3 Communications Holdings    COM              502424104      985    12050 SH       SOLE                     8350              3700
Legg Mason Inc                 COM              524901105      532     5600 SH       SOLE                     4100              1500
Loews Corp Carolina Group      COM              540424207      460     7100 SH       SOLE                     5700              1400
Microsoft Corp                 COM              594918104      742    24834 SH       SOLE                    19434              5400
National City Corp             COM              635405103      211     5784 SH       SOLE                     5784
Overseas Shipholding Group Inc COM              690368105      245     4350 SH       SOLE                     3350              1000
Patterson Companies Inc        COM              703395103      206     5800 SH       SOLE                     1800              4000
Pepsico Inc                    COM              713448108      299     4775 SH       SOLE                     4775
Procter & Gamble Co            COM              742718109      539     8384 SH       SOLE                     7084              1300
Qwest Communications           COM              749121109      102    12195 SH       SOLE                    10545              1650
SAP Aktiengesellschaft         COM              803054204      250     4700 SH       SOLE                     3800               900
SEI Investments Co             COM              784117103      342     5750 SH       SOLE                     4950               800
Sprint Nextel Corp             COM              852061100      244    12900 SH       SOLE                    10200              2700
St Paul Travelers Cos.         COM              792860108      535     9965 SH       SOLE                     7900              2065
Stericycle                     COM              858912108      204     2700 SH       SOLE                     1400              1300
Stryker Corp                   COM              863667101      333     6051 SH       SOLE                     2251              3800
US Bancorp Del Com New         COM              902973304      318     8800 SH       SOLE                     6600              2200
Union Pacific Corp.            COM              907818108      230     2500 SH       SOLE                                       2500
United Parcel Svc Inc Cl B     COM              911312106      334     4450 SH       SOLE                     3150              1300
United Technologies Corp       COM              913017109      206     3300 SH       SOLE                     2500               800
Verizon Communications         COM              92343V104      369     9898 SH       SOLE                     9776               122
Wachovia Corporation Com       COM              929903102      324     5686 SH       SOLE                     4986               700
Walgreen Co.                   COM              931422109      491    10700 SH       SOLE                     7900              2800
Wells Fargo & Co               COM              949746101      573    16100 SH       SOLE                    14000              2100
Western Union Co.              COM              959802109      334    14900 SH       SOLE                     9800              5100
Yahoo Inc                      COM              984332106      304    11900 SH       SOLE                     8200              3700
Davis Ny Venture Y             MF               239080401      205     5267 SH       SOLE                     3792              1474
Fidelity Adv Equity Growth Fd  MF               315805101      297     5480 SH       SOLE                     5480
Schwab Instl Select S&P 500    MF               808509798    14037  1255590 SH       SOLE                  1255590
Vanguard Index 500 Portfolio   MF               922908108     3294    25226 SH       SOLE                    21658              3568
iShares S&P 500                MF               464287200      779     5485 SH       SOLE                     3828              1657
Buffalo Science & Technology F MF               119530103     3513   267543 SH       SOLE                   261836              5707
Calamos Growth Fd              MF               128119302     7562   140304 SH       SOLE                   135546              4758
Janus MC Value Fd              MF               471023598     2176    91378 SH       SOLE                    86780              4599
Meridian Growth Fund           MF               589619105     1345    34283 SH       SOLE                    31759              2524
Muhlenkamp Fd                  MF               962096103    10527   120788 SH       SOLE                   116579              4209
Oakmark Select Fd              MF               413838608      778    23225 SH       SOLE                    23225
Rainier Small/Mid Growth Fd    MF               750869208     2269    61869 SH       SOLE                    58509              3360
T Rowe MC Growth               MF               779556109     5765   107384 SH       SOLE                   106287              1098
iShares Russell MC Growth Inde MF               464287481     1678    16279 SH       SOLE                    15206              1073
Buffalo SC Fund                MF               119804102     1311    48657 SH       SOLE                    48004               654
Diamond Hill SC Fd             MF               25264S304      803    32068 SH       SOLE                    31520               548
Janus SC Value Fd              MF               471023564      755    28854 SH       SOLE                    28854
UMB SC Fund                    MF               90280R102     2075   123309 SH       SOLE                   123027               283
Vanguard Explorer Fd           MF               921926101     2038    27283 SH       SOLE                    26345               939
iShares Russell 2000 Growth    MF               464287648      369     4696 SH       SOLE                     3438              1258
iShares Russell 2000 Value Ind MF               464287630      503     6281 SH       SOLE                     5434               847
Artisan Int'l Fund             MF               04314H204     2566    88516 SH       SOLE                    86278              2238
Julius Baer Intl A             MF               481370104     2108    49906 SH       SOLE                    48521              1385
T.Rowe Emerging Market Stock F MF               77956g864      334    10294 SH       SOLE                     9753               541
Thornburg In'tl Value I        MF               885215566      471    16239 SH       SOLE                    11473              4766
UMB Scout Worldwide Fd         MF               90280U105     3195    97841 SH       SOLE                    95285              2556
SLM Corp Cpi Lkd Nt Fltg Rate  PFD              78442P403      286    13200 SH       SOLE                    12800               400